Borrowings (Details) - Schedule of borrowings - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Borrowings [Abstract]
Blue Torch finance, net of debt amortization expenses	$ 87,295,194	$ 86,758,378
BPI France	689,598	839,473	1,147,826
BNP Paribas	705,697	748,797	910,160
Working capital loan	1,183,335
Promissory note	1,373,380
Total	$ 91,247,204	$ 88,346,648	$ 18,470,155